Annual Total Returns	Sep. 30, 2020
Prospectus #1 | Calvert Global Energy Solutions Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Global Energy Solutions Fund | Class A
Bar Chart Table:
2011	(33.65%)
2012	7.91%
2013	33.63%
2014	(10.84%)
2015	(3.11%)
2016	(7.73%)
2017	29.41%
2018	(19.67%)
2019	33.16%
2020	61.14%
Prospectus #1 | Calvert Global Water Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Global Water Fund | Class A
Bar Chart Table:
2011	(9.91%)
2012	27.13%
2013	28.73%
2014	(3.78%)
2015	(12.75%)
2016	13.99%
2017	18.88%
2018	(13.63%)
2019	28.02%
2020	14.78%
Prospectus #2 | Calvert Small-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert Small-Cap Fund | Class A
Bar Chart Table:
2011	(5.03%)
2012	15.29%
2013	40.85%
2014	7.03%
2015	(1.09%)
2016	20.00%
2017	13.20%
2018	(6.85%)
2019	26.01%
2020	14.64%
Prospectus #3 | Calvert Green Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Calvert Green Bond Fund | Class A
Bar Chart Table:
2014	4.94%
2015	(0.26%)
2016	3.66%
2017	3.01%
2018	0.29%
2019	8.01%
2020	6.99%